Segmented Information	12 Months Ended
Oct. 31, 2021
Disclosure of operating segments [abstract]
Segmented Information
NOTE 29:  SEGMENTED INFORMATION
For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank’s investment in Schwab; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.
Canadian Retail is comprised of Canadian personal and commercial banking, which provides financial products and services to personal, small business, and commercial customers, TD Auto Finance Canada, the Canadian credit card business, the Canadian wealth business, which provides investment products and services to institutional and retail investors, and the insurance business. U.S. Retail is comprised of the personal and business banking operations in the U.S. operating under the brand TD Bank, America’s Most Convenient Bank
®
, primarily in the Northeast and Mid-Atlantic regions and Florida, and the U.S. wealth business, including Epoch and the Bank’s equity investment in Schwab. Wholesale Banking provides a wide range of capital markets, investment banking, and corporate banking products and services, including underwriting and distribution of new debt and equity issues, providing advice on strategic acquisitions and divestitures, and meeting the daily trading, funding, and investment needs of the Bank’s clients. The Bank’s other activities are grouped into the Corporate segment. The Corporate segment includes the effects of certain asset securitization programs, treasury management, the collectively assessed allowance for incurred but not identified credit losses in Canadian Retail and Wholesale Banking, elimination of taxable equivalent adjustments and other management reclassifications, corporate level tax items, and residual unallocated revenue and expenses.
The results of each business segment reflect revenue, expenses, and assets generated by the businesses in that segment. Due to the complexity of the Bank, its management reporting model uses various estimates, assumptions, allocations, and risk-based methodologies for funds transfer pricing, inter-segment revenue, income tax rates, capital, indirect expenses and cost transfers to measure business segment results. The basis of allocation and methodologies are reviewed periodically to align with management’s evaluation of the Bank’s business segments. Transfer pricing of funds is generally applied at market rates. Inter-segment revenue is negotiated between each business segment and approximates the fair value of the services provided. Income tax provision or recovery is generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities unique to each segment. Amortization of intangibles acquired as a result of business combinations is included in the Corporate segment. Accordingly, net income for business segments is presented before amortization of these intangibles.
Non-interest income is earned by the Bank primarily through investment and securities services, credit fees, trading income, service charges, card services, and insurance revenues. Revenues from investment and securities services are earned predominantly in the Canadian Retail segment with the remainder earned in Wholesale Banking and U.S. Retail. Revenues from credit fees are primarily earned in the Wholesale Banking and Canadian Retail segments. Trading income is earned within Wholesale Banking. Both service charges and card services revenue are mainly earned in the U.S. Retail and Canadian Retail segments. Insurance revenue is earned in the Canadian Retail segment.
Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB), which means that the value of non-taxable or tax-exempt income, including dividends, is adjusted to its equivalent before-tax value. Using TEB allows the Bank to measure income from all securities and loans consistently and makes for a more meaningful comparison of net interest income with similar institutions. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
The following table summarizes the segment results for the years ended October 31, 2021, October 31, 2020, and October 31, 2019.

Results by Business Segment 1,2
(millions of Canadian dollars)	For the years ended October 31
					2021
	Canadian Retail	U.S. Retail	Wholesale Banking 3	Corporate 3	Total
Net interest income (loss)	$11,957	$8,074	$2,630	$1,470	$24,131

Non-interest income (loss)	13,549	2,684	2,070	259	18,562

Total revenue	25,506	10,758	4,700	1,729	42,693
Provision for (recovery of) credit losses	258	(250)	(118)	(114)	(224)
Insurance claims and related expenses	2,707	–	–	–	2,707

Non-interest expenses	11,003	6,417	2,709	2,947	23,076

Income (loss) before income taxes and share of net income from investment in Schwab	11,538	4,591	2,109	(1,104)	17,134
Provision for (recovery of) income taxes	3,057	504	539	(479)	3,621

Share of net income from investment in Schwab 4,5	–	898	–	(113)	785

Net income (loss)	$8,481	$4,985	$1,570	$(738)	$14,298

Total assets as at October 31, 2021	$509,436	$559,503	$514,681	$145,052	$1,728,672

					2020
Net interest income (loss)	$12,061	$8,834	$1,990	$1,612	$24,497

Non-interest income (loss)	12,272	2,438	2,968	1,471	19,149

Total revenue	24,333	11,272	4,958	3,083	43,646
Provision for (recovery of) credit losses	2,746	2,925	508	1,063	7,242
Insurance claims and related expenses	2,886	–	–	–	2,886

Non-interest expenses	10,441	6,579	2,518	2,066	21,604

Income (loss) before income taxes and share of net income from investment in TD Ameritrade	8,260	1,768	1,932	(46)	11,914
Provision for (recovery of) income taxes	2,234	(167)	514	(1,429)	1,152

Share of net income from investment in TD Ameritrade 5	–	1,091	–	42	1,133

Net income (loss)	$6,026	$3,026	$1,418	$1,425	$11,895

Total assets as at October 31, 2020	$472,370	$566,629	$512,886	$163,980	$1,715,865

					2019
Net interest income (loss)	$12,349	$8,951	$911	$1,610	$23,821

Non-interest income (loss)	11,877	2,840	2,320	207	17,244

Total revenue	24,226	11,791	3,231	1,817	41,065
Provision for (recovery of) credit losses	1,306	1,082	44	597	3,029
Insurance claims and related expenses	2,787	–	–	–	2,787

Non-interest expenses	10,735	6,411	2,393	2,481	22,020

Income (loss) before income taxes and share of net income from investment in TD Ameritrade	9,398	4,298	794	(1,261)	13,229
Provision for (recovery of) income taxes	2,535	471	186	(457)	2,735

Share of net income from investment in TD Ameritrade 5	–	1,154	–	38	1,192

Net income (loss)	$6,863	$4,981	$608	$(766)	$11,686

Total assets as at October 31, 2019	$452,163	$436,086	$458,420	$68,621	$1,415,290

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
2
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

3	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
4
The after-tax amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

5	The Bank’s share of Schwab’s and TD Ameritrade’s earnings is reported with a one-month lag. Refer to Note 12 for further details.

RESULTS BY GEOGRAPHY
For reporting of geographic results, segments are grouped into Canada, United States, and Other international. Transactions are primarily recorded in the location responsible for recording the revenue or assets. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of the customer.

Results by Geography 1
(millions of Canadian dollars)	For the years ended October 31	As at October 31
	2021	2021
	Total revenue	Total assets
Canada	$26,664	$935,856
United States	14,091	652,829

Other international	1,938	139,987
Total	$42,693	$1,728,672

	2020	2020
Canada	$24,141	$916,798
United States	15,213	679,369

Other international	4,292	119,698
Total	$43,646	$1,715,865

	2019	2019
Canada	$23,681	$769,314
United States	15,396	524,397

Other international	1,988	121,579
Total	$41,065	$1,415,290

1	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.